Loss Per Share (EPS)	9 Months Ended
Sep. 30, 2022
Loss Per Share (EPS)
Loss Per Share (EPS)

26.Loss Per Share (EPS)

The Basic Earnings Per Share and the Diluted Earnings Per Share are calculated by dividing earnings for the year by the weighted average number of shares outstanding during the year. As the Company is incurring net losses, outstanding warrants have no dilutive effect. As such, there is no difference between the Basic and Diluted EPS.

EPS for September 2022 has been presented in the income statement taking into account resolutions adopted by the shareholders’ meeting of February 21, 2020. All existing preferred shares were converted into common shares, and then a share split of 500:1 was approved by the shareholders’ meeting.

	For the three months ended		For the nine months ended
	September 30		September 30
	2022	2021	2022	2021
As at September 30, after conversion and share split
Outstanding common shares at period-end	25,846,279	25,547,359	25,846,279	25,547,359
Weighted average number of common shares outstanding	25,836,279	25,197,917	25,809,995	23,154,759
Number of shares resulting of the exercise of outstanding warrants	1,916,125	2,218,000	1,916,125	2,218,000

Basic and Diluted EPS for the three and nine month periods ended September 30, 2022 and 2021 based on weighted average number of shares outstanding after conversion and share split are as follows:

	For the three months ended		For the nine months ended
	September 30		September 30
	2022	2021	2022	2021
Loss of year attributable to equity holders (in EUR)	(6,240,000)	(8,762,000)	(17,929,000)	(21,371,000)
Weighted average number of common shares outstanding (in units)	25,836,279	25,197,917	25,809,995	23,154,759
Basic earnings per share in EUR (EUR/unit)	(0.242)	(0.348)	(0.695)	(0.923)
Diluted earnings per share in EUR (EUR/unit)	(0.242)	(0.348)	(0.695)	(0.923)